Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a) The Partnership’s share of commitments to fund newbuilding and other construction contract costs as at June 30, 2018 are as follows:

	Total $	Remainder of 2018 $	2019 $	2020 $
Consolidated LNG carrier newbuildings (i)	494,083	244,081	250,002	—
Equity-accounted joint ventures (ii)	763,318	243,990	320,028	199,300
	1,257,401	488,071	570,030	199,300

(i)
As at June 30, 2018, the Partnership had four LNG carrier newbuildings on order which are scheduled for delivery during 2018 and 2019. These commitment amounts are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2017. The Partnership has secured $371 million of undrawn financing related to the remaining commitments for three of the four LNG carrier newbuildings included in the table above.

(ii)
The commitment amounts relating to the Partnership’s share of costs for newbuilding and other construction contracts in the Partnership’s equity-accounted joint ventures are based on the Partnership’s ownership percentage in each respective joint venture as of June 30, 2018. These commitments are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2017. Based on the Partnership's ownership percentage in each respective joint venture, the Partnership's equity-accounted joint ventures have secured $724 million of undrawn financing related to the Partnership's proportionate share of the remaining commitments included in the table above.

b) Management is required to assess if the Partnership will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its financial statements. Over the one-year period following the issuance of these financial statements, the Partnership will need to obtain additional sources of financing, in addition to amounts generated from operations, to meet its minimum liquidity requirements under its financial covenants, to finance newbuildings for which financing commitments have not yet been obtained and to repay its debt facilities maturing during the remainder of 2018 and 2019. These anticipated sources of financing include refinancing loan facilities maturing in 2018 (see Note 16a) and 2019 as well as obtaining new debt financing for the unfinanced portion of the Partnership's vessels under construction. The Partnership anticipates making payments related to commitments to fund its wholly-owned vessels under construction of $244.1 million during the remainder of 2018 and $250.0 million during 2019 and to either repay or refinance its debt facilities of $215.5 million maturing during the remainder of 2018 and $26.5 million maturing during 2019.

The Partnership is actively pursuing the alternatives described above, which it considers probable of completion based on the Partnership’s history of being able to refinance similar loan facilities and to obtain new debt financing for its vessels under construction, as well as the progress it has made on the financing process to-date. The Partnership is in various stages of completion with respect to its anticipated new financing facilities.
Based on the Partnership’s liquidity at the date these consolidated financial statements were issued, the liquidity it expects to generate from operations over the following year, and by incorporating the Partnership’s plans to raise additional liquidity that it considers probable of completion, the Partnership estimates that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.
c) The Partnership owns a 70% interest in the Teekay Nakilat Joint Venture, which wholly owns a subsidiary which was the lessee under three separate 30-year capital lease arrangements with a third party for three LNG carriers (or the RasGas II LNG Carriers). Under the terms of the leases, the lessor claimed tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks were assumed by the lessee, in this case the Teekay Nakilat Joint Venture. Lease payments under the lease arrangements were based on certain tax and financial assumptions at the commencement of the leases in 2006 and subsequently adjusted to maintain the lessor's agreed after-tax margin. On December 22, 2014, the Teekay Nakilat Joint Venture terminated the leasing of the RasGas II LNG Carriers; however, the joint venture remained obligated to the lessor for changes in tax treatment.

The UK taxing authority (or HMRC) has been challenging the use by third parties of similar lease structures in the United Kingdom courts. One of those challenges was eventually decided in favor of HMRC (Lloyds Bank Equipment Leasing No. 1 or LEL1), with the lessor and lessee choosing not to appeal further. The LEL1 tax case concluded that capital allowances are not available to the lessor. On the basis of this conclusion, HMRC is now asking lessees on other leases, including the Teekay Nakilat Joint Venture, to accept that capital allowances are not available to their lessors. Under the terms of the Teekay Nakilat Joint Venture lease, the lessor is entitled to make a determination that additional rentals are due, even where a court has not made a determination on whether capital allowances are available or where discussions are otherwise ongoing with HMRC on the matter (such that additional rentals paid may be rebated in due course if the final tax position is not as determined by the lessor). On May 10, 2018, the lessor made a determination that additional rentals are due under the leases. As a result, during the six months ended June 30, 2018, the Teekay Nakilat Joint Venture recognized an additional tax indemnification guarantee liability of $53.0 million included as part of other income (expense) in the Partnership's consolidated statements of income (loss). In June 2018, the Teekay Nakilat Joint Venture partially paid the tax indemnification guarantee liability by releasing its $7.0 million deposit it had made with the lessor. As at June 30, 2018, the Teekay Nakilat Joint Venture’s carrying amount of this estimated tax indemnification guarantee was $56.0 million or 42.3 million GBP (December 31, 2017 – $12.7 million or 9.4 million GBP), which is included as part of accrued liabilities (December 31, 2017, included as part of other long-term liabilities) in the Partnership's consolidated balance sheets. The Teekay Nakilat Joint Venture is in discussions with HMRC in relation to the correct tax treatment to be applied to the leases.